Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000101136 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000101136 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000101136 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000101136 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000101136 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000101136 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
C000101136 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[1]
C000101136 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[1]
C000101136 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[1]
C000101136 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[1]
C000101136 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[2]
C000101136 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000101136 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000101136 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[2]
C000201968 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000201968 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000201968 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000201968 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3]
C000201968 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000201968 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[3]
C000201968 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[3]
C000201968 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[3]
C000201968 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[3]
C000201968 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[3]
C000201968 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[4]
C000201968 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000201968 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000201968 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[4]
C000101134 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000101134 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000101134 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000101134 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
C000101134 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000101134 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[5]
C000101134 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[5]
C000101134 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[5]
C000101134 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[5]
C000101134 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[5]
C000101134 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[6]
C000101134 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000101134 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000101134 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[6]
C000101135 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000101135 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000101135 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000101135 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[7]
C000101135 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000101135 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[7]
C000101135 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[7]
C000101135 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[7]
C000101135 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[7]
C000101135 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[7]
C000101135 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[8]
C000101135 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000101135 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000101135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[8]
C000101144 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000101144 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000101144 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[9]
C000101144 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[9]
C000101144 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[9]
C000101144 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[9]
C000101144 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[9]
C000101144 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[9]
C000101144 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[9]
C000101144 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000101144 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000101144 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000101144 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101144 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101143 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000101143 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000101143 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[10]
C000101143 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[10]
C000101143 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[10]
C000101143 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[10]
C000101143 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[10]
C000101143 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[10]
C000101143 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[10]
C000101143 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000101143 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000101143 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000101143 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101143 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201971 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000201971 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000201971 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[11]
C000201971 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[11]
C000201971 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[11]
C000201971 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[11]
C000201971 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[11]
C000201971 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[11]
C000201971 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[11]
C000201971 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000201971 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000201971 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000201971 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201971 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101145 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000101145 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000101145 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[12]
C000101145 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[12]
C000101145 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[12]
C000101145 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[12]
C000101145 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[12]
C000101145 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[12]
C000101145 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[12]
C000101145 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000101145 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000101145 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000101145 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101145 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101148 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000101148 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000101148 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[13]
C000101148 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[13]
C000101148 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[13]
C000101148 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[13]
C000101148 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[13]
C000101148 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[13]
C000101148 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000101148 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000101148 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000101148 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000101148 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[14]
C000201972 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000201972 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000201972 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[15]
C000201972 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[15]
C000201972 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[15]
C000201972 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[15]
C000201972 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[15]
C000201972 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[15]
C000201972 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000201972 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000201972 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000201972 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000201972 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[16]
C000101146 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000101146 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000101146 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[17]
C000101146 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[17]
C000101146 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[17]
C000101146 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[17]
C000101146 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[17]
C000101146 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[17]
C000101146 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000101146 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000101146 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000101146 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000101146 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[18]
C000101147 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000101147 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000101147 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[19]
C000101147 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[19]
C000101147 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[19]
C000101147 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[19]
C000101147 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[19]
C000101147 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[19]
C000101147 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000101147 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[19]
C000101147 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000101147 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000101147 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[20]
C000101150 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[21]
C000101150 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000101150 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[21]
C000101150 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[21]
C000101150 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%	[21]
C000101150 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[21]
C000101150 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[21]
C000101150 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[21]
C000101150 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000101150 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[21]
C000101150 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000101150 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000101150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101150 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000101149 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000101149 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000101149 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[22]
C000101149 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
C000101149 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%	[22]
C000101149 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[22]
C000101149 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[22]
C000101149 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[22]
C000101149 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000101149 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[22]
C000101149 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000101149 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000101149 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101149 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000201973 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000201973 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000201973 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[23]
C000201973 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[23]
C000201973 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%	[23]
C000201973 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[23]
C000201973 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[23]
C000201973 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[23]
C000201973 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[23]
C000201973 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[23]
C000201973 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000201973 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000201973 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201973 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000101151 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[24]
C000101151 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000101151 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[24]
C000101151 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[24]
C000101151 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%	[24]
C000101151 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[24]
C000101151 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[24]
C000101151 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[24]
C000101151 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000101151 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[24]
C000101151 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000101151 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000101151 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101151 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000101154 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[25]
C000101154 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000101154 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[25]
C000101154 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[25]
C000101154 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%	[25]
C000101154 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[25]
C000101154 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[25]
C000101154 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%	[25]
C000101154 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[25]
C000101154 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000101154 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000101154 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000101154 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[26]
C000101154 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[27]
C000201974 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000201974 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[28]
C000201974 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
C000201974 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[28]
C000201974 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%	[28]
C000201974 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[28]
C000201974 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[28]
C000201974 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%	[28]
C000201974 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[28]
C000201974 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[28]
C000201974 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000201974 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000201974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[29]
C000201974 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[30]
C000101152 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000101152 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[31]
C000101152 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[31]
C000101152 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[31]
C000101152 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%	[31]
C000101152 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[31]
C000101152 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[31]
C000101152 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%	[31]
C000101152 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[31]
C000101152 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000101152 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000101152 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000101152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000101152 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[33]
C000101153 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[34]
C000101153 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[34]
C000101153 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[34]
C000101153 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[34]
C000101153 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%	[34]
C000101153 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[34]
C000101153 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[34]
C000101153 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%	[34]
C000101153 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[34]
C000101153 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000101153 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000101153 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000101153 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000101153 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[36]
C000101156 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[37]
C000101156 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[37]
C000101156 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[37]
C000101156 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[37]
C000101156 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000101156 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[37]
C000101156 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%	[37]
C000101156 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[37]
C000101156 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[37]
C000101156 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000101156 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101156 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101155 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[38]
C000101155 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[38]
C000101155 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[38]
C000101155 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[38]
C000101155 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[38]
C000101155 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[38]
C000101155 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%	[38]
C000101155 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[38]
C000101155 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[38]
C000101155 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000101155 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101155 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201975 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[39]
C000201975 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[39]
C000201975 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[39]
C000201975 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[39]
C000201975 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[39]
C000201975 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[39]
C000201975 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%	[39]
C000201975 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[39]
C000201975 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[39]
C000201975 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000201975 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000201975 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101157 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[40]
C000101157 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[40]
C000101157 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[40]
C000101157 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[40]
C000101157 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[40]
C000101157 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[40]
C000101157 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%	[40]
C000101157 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[40]
C000101157 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[40]
C000101157 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000101157 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101157 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101160 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[41]
C000101160 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%	[41]
C000101160 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%	[41]
C000101160 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[41]
C000101160 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[41]
C000101160 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101160 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101160 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101160 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000201976 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[42]
C000201976 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%	[42]
C000201976 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%	[42]
C000201976 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[42]
C000201976 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[42]
C000201976 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000201976 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201976 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000101158 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[43]
C000101158 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%	[43]
C000101158 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%	[43]
C000101158 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[43]
C000101158 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[43]
C000101158 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101158 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101158 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101158 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000101159 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[44]
C000101159 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%	[44]
C000101159 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%	[44]
C000101159 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[44]
C000101159 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[44]
C000101159 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101159 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101159 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101159 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000166218 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000166218 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[45]
C000166218 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[45]
C000166218 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000166218 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[45]
C000166218 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000166218 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166218 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166218 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000166217 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[46]
C000166217 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[46]
C000166217 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[46]
C000166217 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[46]
C000166217 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[46]
C000166217 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000166217 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166217 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166217 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000201977 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000201977 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[47]
C000201977 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[47]
C000201977 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000201977 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[47]
C000201977 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000201977 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201977 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201977 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000166219 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000166219 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[48]
C000166219 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[48]
C000166219 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000166219 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[48]
C000166219 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000166219 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166219 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166219 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000213835 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000213835 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[49]
C000213835 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[49]
C000213835 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000213835 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[49]
C000213835 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000213835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213835 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000213838 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000213838 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[50]
C000213838 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[50]
C000213838 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000213838 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[50]
C000213838 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000213838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213838 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000213836 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000213836 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[51]
C000213836 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[51]
C000213836 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000213836 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[51]
C000213836 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000213836 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213836 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213836 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000213837 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000213837 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[52]
C000213837 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[52]
C000213837 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000213837 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[52]
C000213837 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000213837 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213837 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213837 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000251822 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[53]
C000251822 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%	[53]
C000251822 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%	[53]
C000251822 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[53]
C000251822 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[53]
C000251822 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251822 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000251822 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251822 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251821 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[54]
C000251821 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%	[54]
C000251821 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%	[54]
C000251821 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[54]
C000251821 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[54]
C000251821 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251821 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000251821 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251821 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251823 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[55]
C000251823 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%	[55]
C000251823 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%	[55]
C000251823 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[55]
C000251823 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[55]
C000251823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251823 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000251823 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251820 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[56]
C000251820 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%	[56]
C000251820 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%	[56]
C000251820 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[56]
C000251820 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[56]
C000251820 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251820 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000251820 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	Excludes short-term securities.
[2]	Rounds to less than 0.1%.
[3]	Excludes short-term securities.
[4]	Rounds to less than 0.1%.
[5]	Excludes short-term securities.
[6]	Rounds to less than 0.1%.
[7]	Excludes short-term securities.
[8]	Rounds to less than 0.1%.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Rounds to greater than (0.1)%.
[15]	Excludes short-term securities.
[16]	Rounds to greater than (0.1)%.
[17]	Excludes short-term securities.
[18]	Rounds to greater than (0.1)%.
[19]	Excludes short-term securities.
[20]	Rounds to greater than (0.1)%.
[21]	Excludes short-term securities.
[22]	Excludes short-term securities.
[23]	Excludes short-term securities.
[24]	Excludes short-term securities.
[25]	Excludes short-term securities.
[26]	Rounds to less than 0.1%.
[27]	Rounds to greater than (0.1)%.
[28]	Excludes short-term securities.
[29]	Rounds to less than 0.1%.
[30]	Rounds to greater than (0.1)%.
[31]	Excludes short-term securities.
[32]	Rounds to less than 0.1%.
[33]	Rounds to greater than (0.1)%.
[34]	Excludes short-term securities.
[35]	Rounds to less than 0.1%.
[36]	Rounds to greater than (0.1)%.
[37]	Excludes short-term securities.
[38]	Excludes short-term securities.
[39]	Excludes short-term securities.
[40]	Excludes short-term securities.
[41]	Excludes short-term securities.
[42]	Excludes short-term securities.
[43]	Excludes short-term securities.
[44]	Excludes short-term securities.
[45]	Excludes short-term securities.
[46]	Excludes short-term securities.
[47]	Excludes short-term securities.
[48]	Excludes short-term securities.
[49]	Excludes short-term securities.
[50]	Excludes short-term securities.
[51]	Excludes short-term securities.
[52]	Excludes short-term securities.
[53]	Excludes short-term securities.
[54]	Excludes short-term securities.
[55]	Excludes short-term securities.
[56]	Excludes short-term securities.